STATUTORY RESERVE (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Statutory Reserves [Abstract]
Schedule Of Statutory Reserve [Table Text Block]

For the six months ended March 31, 2015, statutory reserve activity was as follows:
Balance – September 30, 2013	$2,508,735
Addition to statutory reserve	30,435
Balance – September 30, 2014	2,539,170
Addition to statutory reserve	41,164
Balance – March 31, 2015	$2,580,334

For the years ended September 30, 2014 and 2013, statutory reserve activity was as follows:

Balance – September 30, 2012	$1,653,723
Addition to statutory reserve	855,012
Balance – September 30, 2013	2,508,735
Addition to statutory reserve	30,435
Balance – September 30, 2014	$2,539,170